Equity Line of Credit	6 Months Ended
Jun. 30, 2025
Equity Line of Credit [Abstract]
Equity Line of Credit

Note 9 - Equity Line of Credit:

As part of its funding efforts, on June 18, 2025, the Company entered into a Share Purchase Agreement (“ELOC Agreement”) with New Circle Principal Investment LLC (“New Circle”), which provides the Company the right, but not the obligation, to direct New Circle from time to time to purchase up to $50 million of the Company’s Common Shares during the commitment period ending June 18, 2028, at a discount of the volume-weighted average price (VWAP) over a defined pricing period. Under the ELOC Agreement, the Company may sell shares to the New Circle at a price based on either: option 1 – 97% of the lowest daily VWAP over the three trading days following the purchase notice, or option 2 – the greater of 85% of the VWAP or the lowest sale price on a specific trading day determined by the timing of the notice.

The Company has the option to issue a variable number of shares of Common Stock or cash in satisfaction of the $350,000 commitment fee agreed upon in ELOC Agreement. The Company has not paid the commitment fee as of the date the unaudited condensed consolidated financial statements